Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.5%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B)(C)(D)(E)	5,843	$ 6,595
International Equity Funds - 20.4%
Transamerica Emerging Markets Equity (C)	4,352,675	34,864,929
Transamerica International Equity (C)	4,660,035	99,445,136
Transamerica International Focus (C)	6,884,441	46,607,666
Transamerica International Small Cap Value (C)	534,583	7,836,985
Transamerica International Stock (C)	9,334,337	111,171,951
		299,926,667
International Fixed Income Fund - 3.6%
Transamerica Emerging Markets Debt (C)	5,727,154	52,231,641
U.S. Equity Funds - 51.4%
Transamerica Capital Growth (B)(C)	2,543,189	31,560,970
Transamerica Large Cap Value (C)	20,798,879	317,598,876
Transamerica Mid Cap Growth (C)	1,436,993	15,677,595
Transamerica Mid Cap Value Opportunities (C)	644,655	7,071,860
Transamerica Small Cap Growth (C)	1,238,402	8,086,768
Transamerica Small Cap Value (C)	1,515,805	7,579,027
Transamerica Sustainable Equity Income (C)	4,623,986	37,916,686
Transamerica US Growth (C)	10,535,925	328,720,872
		754,212,654
U.S. Fixed Income Funds - 21.9%
Transamerica Bond (C)	7,466,322	59,506,587
Transamerica Core Bond (C)	16,859,165	142,965,718
Transamerica Floating Rate (C)	1,084,520	9,836,597
Transamerica High Yield Bond (C)	1,764,132	14,536,450
Transamerica Inflation Opportunities (C)	5,248,198	50,960,004
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Long Credit (C)	4,733,696	$ 43,928,695
Transamerica Short-Term Bond (C)	2,356	23,112
		321,757,163
U.S. Mixed Allocation Fund - 1.2%
Transamerica Energy Infrastructure (C)	1,951,072	17,852,312
Total Investment Companies (Cost $1,155,842,419)		1,445,987,032
EXCHANGE-TRADED FUNDS - 0.3%
U.S. Equity Funds - 0.3%
Alerian MLP ETF	15,241	785,978
Health Care Select Sector SPDR Fund	23,266	3,417,078
Total Exchange-Traded Funds (Cost $3,983,915)		4,203,056

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.80% (F), dated 01/31/2025, to be repurchased at $16,565,780 on 02/03/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 11/30/2026, and with a value of $16,894,685.	$ 16,563,296	16,563,296
Total Repurchase Agreement (Cost $16,563,296)		16,563,296
Total Investments (Cost $1,176,389,630)		1,466,753,384
Net Other Assets (Liabilities) - 0.1%		1,062,047
Net Assets - 100.0%		$ 1,467,815,431
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	689	03/20/2025	$75,158,567	$74,993,344	$—	$(165,223)
S&P 500® E-Mini Index	24	03/21/2025	7,355,290	7,280,700	—	(74,590)
TOPIX Index	32	03/13/2025	5,642,405	5,758,535	116,130	—
Total Futures Contracts					$116,130	$(239,813)
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,445,980,437	$—	$—	$1,445,980,437
Exchange-Traded Funds	4,203,056	—	—	4,203,056
Repurchase Agreement	—	16,563,296	—	16,563,296
Total	$1,450,183,493	$16,563,296	$—	$1,466,746,789
Investment Companies Measured at Net Asset Value (D)				6,595
Total Investments				$1,466,753,384
Other Financial Instruments
Futures Contracts (H)	$116,130	$—	$—	$116,130
Total Other Financial Instruments	$116,130	$—	$—	$116,130
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(239,813)	$—	$—	$(239,813)
Total Other Financial Instruments	$(239,813)	$—	$—	$(239,813)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2025	Shares as of January 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$77,319,871	$3,058,279	$(20,000,000)	$(1,600,751)	$729,188	$59,506,587	7,466,322	$855,887	$—
Transamerica Capital Growth	32,507,071	—	(10,000,000)	1,710,885	7,343,014	31,560,970	2,543,189	—	—
Transamerica Core Bond	179,117,166	4,085,498	(38,000,000)	(4,031,351)	1,794,405	142,965,718	16,859,165	1,881,673	—
Transamerica Emerging Markets Debt	51,850,132	1,205,426	—	—	(823,917)	52,231,641	5,727,154	1,205,426	—
Transamerica Emerging Markets Equity	26,171,471	9,038,725	—	—	(345,267)	34,864,929	4,352,675	38,725	—
Transamerica Energy Infrastructure	16,036,660	165,197	—	—	1,650,455	17,852,312	1,951,072	165,197	—
Transamerica Floating Rate	8,122,162	1,685,670	—	—	28,765	9,836,597	1,084,520	185,670	—
Transamerica Global Allocation Liquidating Trust	7,024	—	—	—	(429)	6,595	5,843	—	—
Transamerica High Yield Bond	14,237,171	246,898	—	—	52,381	14,536,450	1,764,132	246,898	—
Transamerica Inflation Opportunities	50,926,081	398,320	—	—	(364,397)	50,960,004	5,248,198	398,320	—
Transamerica International Equity	91,614,147	7,728,695	—	—	102,294	99,445,136	4,660,035	2,431,035	297,660
Transamerica International Focus	45,421,599	7,693,711	—	—	(6,507,644)	46,607,666	6,884,441	709,855	6,983,856
Transamerica International Small Cap Value	7,661,731	434,719	—	—	(259,465)	7,836,985	534,583	326,518	108,201
Transamerica International Stock	112,611,347	6,621,767	(5,000,000)	739,157	(3,800,320)	111,171,951	9,334,337	3,209,468	3,412,299
Transamerica Large Cap Value	297,184,396	23,099,729	(9,500,000)	1,945,504	4,869,247	317,598,876	20,798,879	2,514,260	3,585,469
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2025	Shares as of January 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Long Credit	$44,741,648	$686,916	$—	$—	$(1,499,869)	$43,928,695	4,733,696	$686,448	$468
Transamerica Mid Cap Growth	13,862,282	571,076	—	—	1,244,237	15,677,595	1,436,993	—	571,076
Transamerica Mid Cap Value Opportunities	6,855,143	632,697	—	—	(415,980)	7,071,860	644,655	104,114	528,583
Transamerica Short-Term Bond	22,837	252	—	—	23	23,112	2,356	252	—
Transamerica Small Cap Growth	9,176,448	1,070,723	(2,000,000)	(755,691)	595,288	8,086,768	1,238,402	—	1,070,723
Transamerica Small Cap Value	7,415,930	1,645,225	—	—	(1,482,128)	7,579,027	1,515,805	139,093	1,506,132
Transamerica Sustainable Equity Income	36,871,733	2,609,384	—	—	(1,564,431)	37,916,686	4,623,986	120,757	2,488,627
Transamerica US Growth	304,249,657	53,061,038	(13,500,000)	1,865,365	(16,955,188)	328,720,872	10,535,925	512,879	42,548,159
Total	$1,433,983,707	$125,739,945	$(98,000,000)	$(126,882)	$(15,609,738)	$1,445,987,032	113,946,363	$15,732,475	$63,101,253

(D)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(E)	Restricted security. At January 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$6,595	0.0%(A)

(F)	Rate disclosed reflects the yield at January 31, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
TOPIX	Tokyo Price Index
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds